PROPERTY, PLANT, AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net

	June 30,	September 30,
	2024	2023
Buildings	$49,979,359	$48,081,466
Machinery and equipment	36,795,981	27,861,452
Construction-in-progress	7,860,376	5,180,642
Land	3,065,757	3,040,303
Other fixed assets	4,744,527	2,824,165
Total cost of assets excluding accumulated impairment	102,446,000	86,988,028
Less: accumulated depreciation	(19,191,336)	(4,955,243)
Property, Plant, and Equipment, net	$83,254,664	$82,032,785

	September 30, 2023	September 30, 2022
Buildings	$48,081,466	$7,659,121
Machinery and equipment	27,861,452	7,383,612
Land	3,040,303	647,576
Construction-in-progress	5,180,642	269,778
Other fixed assets	2,824,165	1,743,057
Total cost of assets excluding accumulated impairment	86,988,028	17,703,144
Less: accumulated depreciation	(4,955,243)	(2,899,428)
Property, Plant, and Equipment, Net	$82,032,785	$14,803,716